USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND

SCHEDULE OF INVESTMENTS

AT MARCH 31, 2023 (unaudited)

	% of Total Net Assets	Shares	Market Value
Common Stocks	75.2%
Pipelines	75.2%
Antero Midstream Corp.	3.8%	714,229	$7,492,262
Cheniere Energy, Inc.	7.4%	91,989	14,497,466
DT Midstream, Inc.	4.1%	160,669	7,932,229
Enbridge, Inc.	11.0%	564,064	21,519,042
EnLink Midstream LLC(a)	3.2%	583,895	6,329,422
Equitrans Midstream Corp.	2.1%	703,309	4,065,126
Gibson Energy, Inc.	3.1%	383,729	6,124,466
Hess Midstream LP – Class A	1.8%	117,578	3,402,707
Keyera Corp.	4.5%	398,141	8,705,059
Kinder Morgan, Inc.	4.5%	503,411	8,814,727
ONEOK, Inc.	4.6%	141,862	9,013,912
Pembina Pipeline Corp.	4.5%	269,085	8,718,354
Plains GP Holdings LP – Class A(a)	6.3%	932,412	12,233,245
Targa Resources Corp.	6.3%	167,540	12,222,043
TC Energy Corp.	3.8%	190,617	7,416,908
Williams Cos., Inc. (The)	4.2%	276,605	8,259,425
			146,746,393
Total Common Stocks
(Cost $128,788,635)	75.2%		146,746,393
Master Limited Partnerships	23.9%
Pipelines	23.9%
Crestwood Equity Partners LP	0.3%	24,117	601,237
Energy Transfer LP	8.7%	1,354,493	16,890,528
Enterprise Products Partners LP	6.9%	519,380	13,451,942
Holly Energy Partners LP	0.2%	23,839	414,083
Magellan Midstream Partners LP	2.4%	85,909	4,661,422
MPLX LP	4.2%	237,888	8,195,242
Western Midstream Partners LP	1.2%	92,830	2,447,927
			46,662,381
Total Master Limited Partnerships
(Cost $33,793,619)	23.9%		46,662,381
Money Market Funds	0.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.71%(b)
(Cost $1,185,686)	0.6%	1,185,686	1,185,686
Total Investments
(Cost $163,767,940)	99.7%		194,594,460
Other Assets in Excess of Liabilities	0.3%		540,164
Total Net Assets	100.0%		$195,134,624

(a)	Non-income producing security.
(b)	Reflects the 7-day yield at March 31, 2023.

USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND

SCHEDULE OF INVESTMENTS

AT MARCH 31, 2023 (unaudited) (continued)

Summary of Investments by Country^
United States	73.0%
Canada	27.0
100.0%

Summary of Investments by Sector^
Energy	99.4%
Money Market Fund	0.6
100.0%

^	As a percentage of total investments.